Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OPERATING ACTIVITIES
Net income	$ 54	$ 183	$ 78
Adjustments:
Depreciation and amortization	324	258	257
Interest expense	144	41	44
Income tax expense	5	67	64
Share-based compensation	21	25	75
Changes in business combination-related provisions	(20)	0	0
Change in market value of derivatives and other	2	2	0
Net change in non-cash operating working capital	43	(26)	(69)
Share-based compensation payments	(2)	(19)	(45)
Income taxes paid, net	(73)	(94)	(93)
Cash provided by operating activities	498	437	311
INVESTING ACTIVITIES
Cash payments for capital assets	(89)	(105)	(99)
Cash payments for other assets	0	(13)	0
Cash payments for acquisitions, net of cash acquired	(852)	(1)	(11)
Cash used in investing activities	(941)	(119)	(110)
FINANCING ACTIVITIES
Shares issued	4	3	527
Share issuance costs	0	0	(34)
Withholding taxes paid related to net share settlement of equity awards	(4)	(1)	(5)
Repayment of long-term debt	(613)	(682)	(765)
Long-term debt issued	1,161	411	71
Debt issuance costs	0	(8)	0
Interest paid on credit facilities	(105)	(23)	(29)
Cash provided by (used in) financing activities	443	(300)	(235)
Effect of exchange rate changes on cash and cash equivalents	2	(8)	(4)
CASH POSITION
Increase (decrease) in cash and cash equivalents	2	10	(38)
Cash and cash equivalents, beginning of year	125	115	153
Cash and cash equivalents, end of year	$ 127	$ 125	$ 115